Accounts receivable (Details) - USD ($)	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Accounts receivable
Accounts receivable - trade	$ 10,952,237	$ 13,824,937
Accounts receivable - related party		2,654
Accounts receivable, gross	10,952,237	13,827,591
Less: allowance for doubtful accounts	(194,118)	0	$ 0
Accounts receivable, net	$ 10,758,119	$ 13,827,591